Variable Interest Entities	9 Months Ended
Sep. 30, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entity Disclosure [Text Block]

13. Variable Interest Entities

We determine whether we are the primary beneficiary of a VIE upon our initial involvement with the VIE and we reassess whether we are the primary beneficiary of a VIE on an ongoing basis. Our determination of whether we are the primary beneficiary of a VIE is based upon the facts and circumstances for each VIE and requires judgment. Our considerations in determining the VIE’s most significant activities and whether we have power to direct those activities include, but are not limited to, the VIE’s purpose and design and the risks passed through to investors, the voting interests of the VIE, management, service and/or other agreements of the VIE, involvement in the VIE’s initial design, and the existence of explicit or implicit financial guarantees. If we are the party with the power over the most significant activities, we meet the “power” criteria of the primary beneficiary. If we do not have the power over the most significant activities or we determine that all significant decisions require consent of a third-party, we do not meet the “power” criteria of the primary beneficiary.

We assess our variable interests in a VIE both individually and in aggregate to determine whether we have an obligation to absorb losses of or a right to receive benefits from the VIE that could potentially be significant to the VIE. The determination of whether our variable interest is significant to the VIE requires judgment. In determining the significance of our variable interest, we consider the terms, characteristics and size of the variable interests, the design and characteristics of the VIE, our involvement in the VIE, and our market-making activities related to the variable interests.

As of September 30, 2022 and December 31, 2021, the Company held equity interests in five VIEs — Sunoma, GREP, Emerald, Sapphire, and Central Valley. GREP has been presented as an equity method investment and the remaining four VIEs Sunoma, Emerald, Sapphire, and Central Valley are consolidated by the Company.

During the three months ended September 30, 2022, the Company determined that it will no longer be liable to pay $4,365, which was previously recorded as part of other liabilities - long term, to a non-controlling interest in one of our VIEs as the applicable criteria for payment are no longer met. Therefore, the Company reversed the liability on its condensed consolidated balance sheet as of September 30, 2022 and recorded $4,365 as Other income in its condensed consolidated statement of operations for the three and nine months ended September 30, 2022.

In 2020, the Company acquired a variable interest in Sunoma in a joint venture with a third-party who does not have any equity at risk but participates in proportionate share of income or losses, which may be significant. Additionally, the assets in Sunoma are collateralized under the Sunoma loan, the proceeds of which are used for partial financing of the construction of the Sunoma facility. Therefore, the significant assets and liabilities of Sunoma are parenthesized in the condensed consolidated balance sheets as of September 30, 2022 and December 31, 2021.

The Company determined that each of these entities are VIEs and in its capacity as a managing member except for Emerald and Sapphire, the Company is the primary beneficiary. The Company is deemed as a primary beneficiary based on two conditions:

●	The Company, as a managing member, has the power to order the activities that significantly impact the economic performance of the four entities including establishment of strategic, operating, and capital decisions for each of these entities; and

●	The Company has the obligation to absorb the potential losses for the right to receive potential benefits, which could be significant to the VIE;

As a primary beneficiary, the Company consolidates these entities in accordance with the variable interest entity model guidance under ASC 810, Consolidation.

The VIEs, Emerald and Sapphire are organized as 50/50 joint ventures managed by an independent board consisting of four members appointed by the Company and the joint venture partner. The board of managers has sole power and authority to conduct, direct and exercise control over the joint venture’s activities except with respect to certain terms under certain operating agreements. The Company determined that it is the primary beneficiary as a result of its economic exposure and incremental power to direct certain key economic activities of the joint venture and therefore consolidated the VIEs in its condensed consolidated financial statements.

Our variable interests in each of our VIEs arise primarily from our ownership of membership interests, construction commitments, our provision of operating and maintenance services, and our provision of environmental credit processing services to VIEs.

The following table summarizes the major condensed consolidated balance sheet items for consolidated VIEs as of September 30, 2022 and December 31, 2021. The information below is presented on an aggregate basis based on similar risk and reward characteristics and the nature of our involvement with the VIEs, such as:

●	All of the VIEs are RNG facilities and they are reported under the RNG Fuel Supply segment;

●	The nature of our interest in these entities is primarily equity based and therefore carry similar risk and reward characteristics;

The amount of assets that can only be used to settle obligations of the VIEs are parenthesized in the condensed consolidated balance sheets and are included in the asset totals listed in the table below.

	As of September 30, 2022	As of December 31, 2021
Assets
Current assets:
Cash and cash equivalents	$10,045	$1,991
Accounts receivable, net	1,129	40
Restricted cash - current	7,623	—
Short term investments	15,411	—
Prepaid expenses and other current assets	268	113
Total current assets	34,476	2,144
Property, plant and equipment, net	50,099	27,794
Restricted cash, non-current	2,867	1,163
Total assets	$87,442	$31,101

Liabilities and equity
Current liabilities:
Accounts payable	$2,783	$544
Accrued capital expenses	1,493	1,722
Sunoma Loan- current portion	—	756
Total current liabilities	4,276	3,022
Sunoma loan, net of debt issuance costs	22,080	16,199
Total liabilities	26,356	19,221
Equity
Stockholders’ equity	34,412	10,692
Non-redeemable non-controlling interests (1)	26,674	1,188
Total equity	61,086	11,880
Total Liabilities and Equity	$87,442	$31,101

(1)	In August 2022, the Company paid $5,845 as prepayment of its share of equity contribution in a joint venture to meet the equity requirements. As of September 30, 2022, $2,922 of the payment has been reflected as part of non-redeemable non-controlling interest in the condensed consolidated statement of changes in Redeemable non-controlling interests, redeemable preferred non-controlling interests and stockholders’ equity.